Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Wholly-owned and Partially-owned Subsidiaries

The most significant wholly-owned and partially-owned subsidiaries of Eldorado, are presented below:

Subsidiary	Location	Ownership interest	Status	Operations and development projects owned
Tüprag Metal Madencilik Sanayi ve Ticaret AS (“Tüprag”)	Turkey	100%	Consolidated	Kişladağ Mine Efemçukuru Mine
Hellas Gold SA (“Hellas”)	Greece	95%	Consolidated	Stratoni Mine Olympias Mine Skouries Project
Integra Gold Corporation	Canada	100%	Consolidated	Lamaque Project
Thracean Gold Mining SA	Greece	100%	Consolidated	Perama Hill Project
Thrace Minerals SA	Greece	100%	Consolidated	Sapes Project
Unamgen Mineração e Metalurgia S/A	Brazil	100%	Consolidated	Vila Nova Iron Ore Mine
Brazauro Resources Corporation (“Brazauro”)	Brazil	100%	Consolidated	Tocantinzinho Project
Deva Gold SA (“Deva”)	Romania	80.5%	Consolidated	Certej Project